Expense Example, No Redemption - Catalyst/Millburn Hedge Strategy Fund	Nov. 01, 2025 USD ($)
Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 790
Expense Example, No Redemption, 3 Years	1,238
Expense Example, No Redemption, 5 Years	1,711
Expense Example, No Redemption, 10 Years	3,011
Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	303
Expense Example, No Redemption, 3 Years	927
Expense Example, No Redemption, 5 Years	1,577
Expense Example, No Redemption, 10 Years	3,318
Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	303
Expense Example, No Redemption, 3 Years	927
Expense Example, No Redemption, 5 Years	1,577
Expense Example, No Redemption, 10 Years	3,318
Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	$ 2,327